Offerings	Sep. 15, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares, par value US$0.0001 per share, reserved for issuance pursuant to CTW Cayman 2025 Equity Incentive Plan
Amount Registered | shares	6,300,000
Proposed Maximum Offering Price per Unit	5.00
Maximum Aggregate Offering Price	$ 31,500,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 4,822.65
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of Registrant’s Class A ordinary shares that become issuable under the plans set forth herein as a result of any stock dividend, stock split, recapitalization, or other similar transaction effected without the receipt of consideration that results in an increase to the number of outstanding shares of Registrant’s Class A ordinary shares, as applicable.

Represents shares of Class A ordinary shares reserved or issuance under the CTW Cayman 2025 Equity Incentive Plan (the “2025 Equity Incentive Plan”). Any Class A ordinary shares covered by an award granted under the 2025 Equity Incentive Plan (or portion of an award) that terminates, expires or lapses for any reason will be deemed not to have been issued for purposes of determining the maximum aggregate number of Class A ordinary shares that may be issued under the 2025 Equity Incentive Plan.

Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(h) of the Securities Act on the basis of the initial public offering price per share of the Registrant’s Class A ordinary shares as set forth in the Registrant’s prospectus to be filed with the Securities and Exchange Commission on or around August 5, 2025 pursuant to Rule 424(b) under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares, par value US$0.0001 per share, reserved for issuance pursuant to CTW Cayman 2025 Employee Stock Purchase Plan
Amount Registered | shares	5,040,000
Proposed Maximum Offering Price per Unit	4.25
Maximum Aggregate Offering Price	$ 21,420,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 3,279.41
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of Registrant’s Class A ordinary shares that become issuable under the plans set forth herein as a result of any stock dividend, stock split, recapitalization, or other similar transaction effected without the receipt of consideration that results in an increase to the number of outstanding shares of Registrant’s Class A ordinary shares, as applicable.

Represents shares of Class A ordinary shares reserved for issuance under the CTW Cayman 2025 Employee Stock Purchase Plan (the “2025 ESPP”).

Calculated solely for the purposes of calculating the registration fee in accordance with Rule 457(h) of the Securities Act on the basis of the initial public offering price per share of the Registrant’s Class A ordinary shares multiplied by 85%, which is the percentage of the price per share applicable to purchases under the 2025 ESPP.